SEMI-ANNUAL
REPORT
May 31, 2002

OAK RIDGE
FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser

LETTER TO SHAREHOLDERS
JULY, 2002

Dear Client,

  Significant erosion in investor confidence has sent most major market averages to their September 2001 lows. Larger companies have fared the worst as accounting questions cloud earnings credibility. While economic recovery has been tempered and uneven, these fears have weighed heavily on the market.

  As unique as today's problems appear, historically none of these recent events are unprecedented or unusual. The NASDAQ bubble was similar to the Tulip Mania in the 17th century. Today's accounting scandal closely resembles the rampant securities fraud before the Securities Acts of 1933 and 1934 and the attitude that "this time is different" in valuing stocks was the common belief in the 1960's with the "Nifty Fifty". Valuations matter and while it may take time to correct, the market reflects our ever-expanding economy.

  The economy should continue its gradual recovery with earnings acceleration likely as corporations face easy fourth quarter comparisons. Interest rates remain near their 40 year lows, which significantly benefits a number of industries, most notably housing and capital intensive businesses. There are no apparent signs of inflation, suggesting a continuation of these economic trends for the balance of the year.

  There is a widening gap between the growth and value components in all market indices. It is important to understand that in early 2000, as investors chased growth funds, fund managers bought more of the ridiculously valued technology stocks that inflated their returns. These managers paid scant attention to valuations and were oblivious to the abysmal long-term risk/reward factors of their portfolios. Today's hot managers are on the value side, buying companies with lower price to earnings and price to book ratios. As their stocks get expensive they rotate into more reasonably priced sectors. In today's market this suggests that underperforming areas of Oak Ridge's portfolios, such as healthcare, should attract interest at current levels.

  There is no denying the uneasy feeling investors are experiencing with continued market declines and the news of ongoing terrorist threats. Is the atmosphere as bleak today as it was euphoric in early 2000o Market bottoms occur amid rampant pessimism and typically precede broad economic recovery. It is likely that the economy will strengthen in the second half of the year and stocks should recover. Investor confidence should improve with bipartisan legislation on enhancing corporate accounting practices. Better corporate governance and greater accountability will lead to more tempered and realistic projections for future growth.

  Oak Ridge Funds are well diversified and despite recent declines, have outpaced their respective benchmarks. We appreciate your confidence and look forward to better times ahead.

  Sincerely,

  /s/David M. Klaskin

  David M. Klaskin
  Chairman
  Chief Investment Officer

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

            Oak Ridge Small     Oak Ridge Small
           Cap Equity Fund -   Cap Equity Fund -   Russell 2000   Russell 2000
   Date    Class A - No Load     Class A - Load        Index      Growth Index
   ----    -----------------   -----------------   ------------   ------------
   1/94          10,000               9,575           10,000         10,000
   5/94          10,160               9,728            9,682          9,392
  11/94          10,480              10,035            9,562          9,531
   5/95          11,121              10,648           10,679         10,583
  11/95          14,360              13,749           12,286         12,508
   5/96          17,485              16,741           14,512         15,304
  11/96          17,358              16,621           14,315         13,953
   5/97          18,846              18,047           15,523         14,477
  11/97          22,218              21,274           17,665         16,057
   5/98          23,858              22,844           18,821         16,771
  11/98          20,038              19,186           16,496         14,915
   5/99          20,272              19,411           18,316         17,431
  11/99          23,524              22,524           19,081         19,786
   5/00          26,345              25,225           20,131         20,864
  11/00          26,105              24,995           18,969         17,012
   5/01          28,984              27,752           21,285         17,581
  11/01          26,309              25,191           19,912         15,427
   5/02          27,093              25,942           21,199         14,799

                                                For the period ended May 31, 2002

                                                                                                Average Annual Total Return
                                                            Six Months                      -------------------------------------
                                                            Ended May                                                     Since
                                                             31, 2002        1 Year         3 Year         5 Year       Inception
                                                             --------        ------         ------         ------       ---------
Oak Ridge Small Cap Equity Fund - Class A (no load)(a)<F1>     2.98%         (6.53)%        10.15%          7.53%         12.58%
Oak Ridge Small Cap Equity Fund - Class A (load)(a)<F1>      (1.37)%        (10.51)%         8.57%          6.60%         12.00%
Russell 2000 Index                                             6.46%         (0.50)%         4.95%          6.40%          9.32%
Russell 2000 Growth Index                                    (4.07)%        (15.82)%       (5.31)%          0.44%          4.77%

(a)<F1>  January 3, 1994 inception.

Each chart assumes an initial gross investment of $10,000 made upon inception. Returns shown include the reinvestment of all dividends. For the Small Cap Equity Fund Class A shares, a 4.25% maximum sales load took effect January 1, 1996. The load performance for Class A has been restated to reflect the impact of the sales load as if the sales load had been imposed since inception. Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 2000 Index - A stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. equity market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

OAK RIDGE LARGE CAP EQUITY FUND -- CLASS A

             Oak Ridge Large       Oak Ridge Large
            Cap Equity Fund -     Cap Equity Fund -    S&P 500    Russell 1000
   Date     Class A - No Load      Class A - Load       Index     Growth Index
   ----     -----------------     -----------------    -------    ------------
   3/99          10,000                 9,575          10,000        10,000
   5/99          10,092                 9,663          10,548        10,216
  11/99          10,376                 9,935          11,324        11,937
   5/00          11,059                10,589          11,653        12,769
  11/00          11,576                11,084          10,846        10,558
   5/01          11,351                10,869          10,423         8,975
  11/01          10,343                 9,904           9,521         8,150
   5/02           9,826                 9,408           8,980         7,101

                                        For the period ended May 31, 2002

                                                                                 Average Annual Total Return
                                                            Six Months       -------------------------------------
                                                            Ended May                                      Since
                                                             31, 2002        1 Year         3 Year       Inception
                                                             --------        ------         ------       ---------
Oak Ridge Large Cap Equity Fund - Class A (no load)(a)<F2>    (5.00)%       (13.44)%        (0.89)%       (0.54)%
Oak Ridge Large Cap Equity Fund - Class A (load)(a)<F2>       (9.03)%       (17.09)%        (2.32)%       (1.85)%
S&P 500 Stock Index                                           (5.68)%       (13.85)%        (5.21)%       (3.25)%
Russell 1000 Growth Index                                    (12.87)%       (20.87)%       (11.41)%       (9.98)%

(a)<F2>  March 1, 1999 inception.

Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

OAK RIDGE SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

NUMBER OF
  SHARES                                                              VALUE
---------                                                             -----
             COMMON STOCK -- 85.60%

             AEROSPACE & DEFENSE -- 0.51%
    2,000    DRS Technologies, Inc.*<F3>                           $    78,400
                                                                   -----------

             BANKING -- 5.39%
   16,000    Astoria Financial Corporation                             558,240
   40,000    Bay View Capital Corporation                              271,600
                                                                   -----------
                                                                       829,840
                                                                   -----------

             BUSINESS SERVICES -- 5.26%
   14,000    Alliance Data
               Systems Corporation*<F3>                                304,220
    8,500    ChoicePoint Inc.*<F3>                                     506,685
                                                                   -----------
                                                                       810,905
                                                                   -----------

             CHEMICALS -- 4.69%
    9,000    Cambrex Corporation                                       392,940
   13,000    Spartech Corporation                                      328,900
                                                                   -----------
                                                                       721,840
                                                                   -----------

             COMPUTER SERVICES -- 2.19%
   10,000    CACI International
               Inc. - Class A*<F3>                                     336,800
                                                                   -----------

             COMPUTERS -- SOFTWARE -- 2.32%
   16,000    Tripos, Inc.*<F3>                                         357,120
                                                                   -----------

             DATA PROCESSING -- 3.36%
   17,000    Reynolds and Reynolds
               Company - Class A                                       517,650
                                                                   -----------

             DRUGS & MEDICAL -- 9.27%
   18,000    Albany Molecular
               Research, Inc.*<F3>                                     377,640
   30,000    Caremark Rx, Inc.*<F3>                                    580,200
    8,000    IMPATH Inc.*<F3>                                          187,520
   10,000    Taro Pharmaceutical
               Industries Ltd.+<F4>*<F3>                               281,800
                                                                   -----------
                                                                     1,427,160
                                                                   -----------

             FINANCIAL SERVICES -- 9.24%
   10,000    Actrade Financial
               Technologies, Ltd.*<F3>                                 177,700
    3,500    Doral Financial Corp.                                     140,140
   14,000    Legg Mason, Inc.                                          773,640
   25,000    Net.B@nk, Inc.*<F3>                                       332,000
                                                                   -----------
                                                                     1,423,480
                                                                   -----------

             HEALTH CARE EQUIPMENT &
               SUPPLIES -- 5.28%
   12,000    Coherent, Inc.*<F3>                                       360,600
   24,000    Owens & Minor, Inc.                                       452,640
                                                                   -----------
                                                                       813,240
                                                                   -----------

             INFORMATION MANAGEMENT
               SERVICES -- 5.79%
   10,000    Cognizant Tech
               Solutions Corporation*<F3>                              487,700
   22,000    Perot Systems
               Corporation - Class A*<F3>                              404,800
                                                                   -----------
                                                                       892,500
                                                                   -----------

             INSTRUMENTS - SCIENTIFIC -- 3.18%
   15,000    Varian, Inc.*<F3>                                         490,500
                                                                   -----------

             INSURANCE -- 2.30%
   13,000    HCC Insurance Holdings, Inc.                              354,380
                                                                   -----------

             METAL PRODUCTS -- 2.17%
   10,000    Shaw Group Inc.*<F3>                                      334,500
                                                                   -----------

             OIL - FIELD SERVICES -- 1.43%
   28,000    Newpark Resources, Inc.*<F3>                              220,080
                                                                   -----------

             RETAIL -- 0.14%
      800    Aeropostale, Inc.*<F3>                                     21,200
                                                                   -----------

             SAVINGS AND LOANS -- 5.00%
   13,770    New York Community Bancorp, Inc.                          391,206
   24,500    Sovereign Bancorp, Inc.                                   379,260
                                                                   -----------
                                                                       770,466
                                                                   -----------

             TELECOMMUNICATION
               SERVICES -- 1.57%
   14,000    Metro One
               Telecommunications, Inc.*<F3>                           241,220
                                                                   -----------

             TRANSPORTATION SERVICES -- 2.80%
    7,300    Expeditors International of
               Washington, Inc.                                        431,430
                                                                   -----------

             WASTE DISPOSAL SERVICES -- 5.80%
   13,000    Stericycle, Inc.*<F3>                                     893,880
                                                                   -----------

             WHOLESALE -- 7.91%
   15,000    Insight Enterprises, Inc.*<F3>                            396,750
    8,800    Performance Food Group Company*<F3>                       330,352
   11,500    United Natural Foods, Inc.*<F3>                           263,350
    6,000    United Stationers Inc.*<F3>                               228,300
                                                                   -----------
                                                                     1,218,752
                                                                   -----------
             Total Common Stock
               (cost $10,086,920)                                   13,185,343
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 14.70%

             U.S. GOVERNMENT AGENCY
               OBLIGATIONS -- 0.94%
 $145,000    Federal Home Loan Bank -
               1.50% 06/04/2002                                        144,982
                                                                   -----------
             Total U.S. Government Agency
               Obligations                                             144,982
                                                                   -----------
             VARIABLE RATE DEMAND
               NOTES#<F5> -- 13.76%
  747,331    American Family Financial
               Services, Inc., 1.4626%                                 747,331
  746,433    Wisconsin Corporate Central
               Credit Union, 1.51%                                     746,433
  625,432    Wisconsin Electric Power
               Company, 1.4625%                                        625,432
                                                                   -----------
             Total Variable Rate Demand Notes                        2,119,196
                                                                   -----------
             Total Short-Term Investments
               (cost $2,264,178)                                     2,264,178
                                                                   -----------
             Total Investments -- 100.30%
               (cost $12,351,098)                                   15,449,521
                                                                   -----------
             Liabilities, less Other
               Assets  -- (0.30)%                                      (46,239)
                                                                   -----------
             NET ASSETS -- 100.00%                                 $15,403,282
                                                                   -----------
                                                                   -----------

*<F3>   Non-income producing security.
+<F4>   Foreign security.
#<F5> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of May 31, 2002.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------                                                              -----
             COMMON STOCK -- 94.86%

             AEROSPACE AND DEFENSE -- 3.55%
    3,325    General Dynamics Corporation                           $  334,495
                                                                    ----------

             AGRICULTURE -- 3.26%
   21,100    Archer-Daniels-Midland Company                            307,005
                                                                    ----------

             BANKING -- 3.18%
    6,950    Citigroup Inc.                                            300,101
                                                                    ----------

             BIOTECHNOLOGY -- 3.99%
    3,500    Amgen Inc.*<F6>                                           166,705
    5,900    Genentech, Inc.*<F6>                                      209,450
                                                                    ----------
                                                                       376,155
                                                                    ----------

             CHEMICALS -- 2.89%
    8,000    International Flavors
               & Fragrances Inc.                                       272,480
                                                                    ----------

             COMMUNICATIONS -- 5.39%
    3,800    ALLTEL Corporation                                        195,662
    7,800    Univision Communications,
               Inc. - Class A*<F6>                                     312,000
                                                                    ----------
                                                                       507,662
                                                                    ----------

             COMPUTERS - MICRO -- 0.24%
    3,300    Sun Microsystems, Inc.*<F6>                                22,737
                                                                    ----------

             COMPUTERS - NETWORKING -- 0.25%
    1,500    Cisco Systems, Inc.*<F6>                                   23,670
                                                                    ----------

             COMPUTERS - SOFTWARE -- 2.93%
    5,425    Microsoft Corporation*<F6>                                276,187
                                                                    ----------

             COSMETICS & TOILETRIES -- 6.71%
    4,700    Kimberly-Clark Corporation                                305,124
    3,650    Procter & Gamble Company                                  326,857
                                                                    ----------
                                                                       631,981
                                                                    ----------

             DATA PROCESSING -- 0.63%
    2,800    IMS Health Incorporated                                    58,940
                                                                    ----------

             DIVERSIFIED MANUFACTURING -- 4.17%
    8,150    General Electric Company                                  253,791
    6,350    Tyco International Ltd.+<F7>                              139,383
                                                                    ----------
                                                                       393,174
                                                                    ----------

             DRUGS & MEDICAL -- 8.34%
    4,100    Cardinal Health, Inc.                                     272,486
    5,925    Medtronic, Inc.                                           273,439
    6,925    Pfizer Inc.                                               239,605
                                                                    ----------
                                                                       785,530
                                                                    ----------

             ELECTRONICS -- 1.35%
    4,600    Intel Corporation                                         127,052
                                                                    ----------

             FINANCE - CREDIT CARD -- 0.47%
    1,050    American Express Company                                   44,635
                                                                    ----------

             FINANCIAL SERVICES -- 0.66%
    1,225    Household International, Inc.                              62,659
                                                                    ----------

             HOSPITALS -- 3.75%
    7,200    HCA - The Healthcare Company                              353,736
                                                                    ----------

             INSURANCE -- 2.89%
    4,071    American International Group                              272,635
                                                                    ----------

             INVESTMENT COMPANIES -- 2.27%
    5,250    Merrill Lynch & Company                                   213,727
                                                                    ----------

             MEDICAL PRODUCTS -- 3.25%
    5,000    Johnson & Johnson                                         306,750
                                                                    ----------

             MULTIMEDIA -- 1.78%
    8,950    AOL Time Warner Inc. *<F6>                                167,365
                                                                    ----------

             OIL - INTEGRATED -- 2.86%
   10,025    Conoco, Inc.                                              269,472
                                                                    ----------

             RESTAURANTS -- 3.03%
    8,500    Brinker International, Inc.*<F6>                          285,175
                                                                    ----------

             RETAIL - DISCOUNT -- 4.86%
    4,500    Costco Wholesale Corporation*<F6>                         176,715
    5,200    Wal-Mart Stores, Inc.                                     281,320
                                                                    ----------
                                                                       458,035
                                                                    ----------

             RETAIL - DRUGS -- 3.37%
    8,300    Walgreen Company                                          317,558
                                                                    ----------

             SAVINGS INSTITUTIONS -- 4.12%
   10,000    Washington Mutual, Inc.                                   388,700
                                                                    ----------

             TEXTILES & APPAREL -- 2.88%
    6,800    Jones Apparel Group, Inc.*<F6>                            271,048
                                                                    ----------

             TOYS -- 6.09%
   27,000    Mattel, Inc.                                              573,480
                                                                    ----------

             TRANSPORTATION SERVICES -- 5.70%
    5,000    Expeditors International
               of Washington, Inc.                                     295,500
    4,000    United Parcel Service,
               Inc. - Class B                                          241,520
                                                                    ----------
                                                                       537,020
                                                                    ----------
             Total Common Stock
               (cost $9,171,695)                                     8,939,164
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 5.31%

             VARIABLE RATE DEMAND NOTES#<F8> -- 5.31%
 $225,846    American Family Financial
               Services, Inc., 1.4626%                                 225,846
   46,498    Wisconsin Corporate Central
               Credit Union, 1.51%                                      46,498
  227,804    Wisconsin Electric Power
               Company, 1.4625%                                        227,804
                                                                    ----------
             Total Short-Term Investments
               (cost $500,148)                                         500,148
                                                                    ----------
             Total Investments -- 100.17%
               (cost $9,671,843)                                     9,439,312
                                                                    ----------
             Liabilities, less
               Other Assets -- (0.17%)                                 (15,898)
                                                                    ----------
             NET ASSETS -- 100.00%                                  $9,423,414
                                                                    ----------
                                                                    ----------

*<F6>   Non-income producing security.
+<F7>   Foreign security.
#<F8> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of May 31, 2002.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2002 (UNAUDITED)

                                                     OAK RIDGE      OAK RIDGE
                                                     SMALL CAP      LARGE CAP
                                                    EQUITY FUND    EQUITY FUND
                                                    -----------    -----------
ASSETS:
   Investments, at market value (cost $12,351,098
     and $9,671,843, respectively)                  $15,449,521    $ 9,439,312
   Receivable for Capital Shares Sold                       470             --
   Receivable from Adviser                                   --          7,666
   Interest and dividends receivable                      9,178          7,527
   Other Assets                                           7,072          9,043
                                                    -----------    -----------
   Total Assets                                      15,466,241      9,463,548
                                                    -----------    -----------

LIABILITIES:
   Payable to Adviser                                     6,144             --
   Payable for 12b-1 fees                                 7,845          4,067
   Accrued other expenses                                48,970         36,067
                                                    -----------    -----------
   Total Liabilities                                     62,959         40,134
                                                    -----------    -----------
NET ASSETS                                          $15,403,282    $ 9,423,414
                                                    -----------    -----------
                                                    -----------    -----------

NET ASSETS CONSIST OF:
   Paid-in-capital                                  $12,924,274    $ 9,798,122
   Undistributed net realized loss on investments      (619,415)      (142,177)
   Net unrealized appreciation (depreciation)
     on investments                                   3,098,423       (232,531)
                                                    -----------    -----------
   Net Assets                                       $15,403,282    $ 9,423,414
                                                    -----------    -----------
                                                    -----------    -----------

CLASS A:
   Net assets                                       $14,185,241   $  9,423,414
   Shares authorized ($0.01 par value)               50,000,000     50,000,000
   Shares issued and outstanding                        827,670        799,493
   Net asset value and redemption price per share        $17.14         $11.79
                                                         ------         ------
                                                         ------         ------
   Maximum offering price per share ($17.14 and
     $11.79 divided by 0.9575 and 0.9575 respectively)   $17.90         $12.31
                                                         ------         ------
                                                         ------         ------

CLASS C:
   Net assets                                       $ 1,218,041    $        --
   Shares authorized ($0.01 par value)               50,000,000     50,000,000
   Shares issued and outstanding                         74,487             --
   Net asset value, redemption price
     and offering price per share                        $16.35         $   --
                                                         ------         ------
                                                         ------         ------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)

                                                     OAK RIDGE      OAK RIDGE
                                                     SMALL CAP      LARGE CAP
                                                    EQUITY FUND    EQUITY FUND
                                                    -----------    -----------
INVESTMENT INCOME:
   Interest                                          $   15,466     $  30,386
   Dividends                                             27,867         6,392
                                                     ----------     ---------
                                                         43,333        36,778
                                                     ----------     ---------
EXPENSES:
   Investment advisory fees                              58,452        22,270
   Fund administration and accounting fees               39,061        30,294
   12b-1 fees -- Class A                                 17,955         9,279
   12b-1 fees -- Class C                                  4,587            --
   Service fees -- Class C                                1,529            --
   Professional fees                                     21,277        12,966
   Shareholder servicing fees and expenses               23,343        12,162
   Federal and state registration fees                    5,100         4,883
   Reports to shareholders                                3,572         1,706
   Custody fees                                           1,994         2,412
   Directors' fees                                        1,456         1,506
   Other                                                    379            98
                                                     ----------     ---------
   Total expenses before waiver                         178,705        97,576
   Less: Waiver of expenses by Adviser                  (18,246)      (23,340)
                                                     ----------     ---------
   Net expenses                                         160,459        74,236
                                                     ----------     ---------
NET INVESTMENT LOSS                                    (117,126)      (37,458)
                                                     ----------     ---------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments             (619,421)       32,446
   Change in unrealized
     appreciation/depreciation on investments         1,200,991      (392,480)
                                                     ----------     ---------
   Net gain (loss) on investments                       581,570      (360,034)
                                                     ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                          $  464,444     $(397,492)
                                                     ----------     ---------
                                                     ----------     ---------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     OAK RIDGE                               OAK RIDGE
                                                               SMALL CAP EQUITY FUND                   LARGE CAP EQUITY FUND
                                                          ---------------------------------       ---------------------------------
                                                            SIX MONTHS          YEAR ENDED          SIX MONTHS          YEAR ENDED
                                                          ENDED MAY 31,        NOVEMBER 30,       ENDED MAY 31,        NOVEMBER 30,
                                                               2002                2001                2002                2001
                                                          -------------        ------------       -------------        ------------
                                                           (UNAUDITED)                             (UNAUDITED)
OPERATIONS:
   Net investment loss                                     $  (117,126)        $  (216,457)         $  (37,458)        $  (16,155)
   Net realized gain (loss) on investments                    (619,421)          1,707,441              32,446           (100,638)
   Change in unrealized appreciation/depreciation
     on investments                                          1,200,991          (1,329,104)           (392,480)          (194,438)
                                                           -----------         -----------          ----------         ----------
   Net increase (decrease) in net assets resulting
     from operations                                           464,444             161,880            (397,492)          (311,231)
                                                           -----------         -----------          ----------         ----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                 292,733             888,163              27,461            518,392
   Shares issued to holders in reinvestment
     of dividends                                            1,637,049           2,630,043                  --                 --
   Shares redeemed                                            (981,931)         (1,472,077)         (1,168,131)            (4,128)
   Shares issued in connection with acquisition
     of Universal Growth Fund                                       --                  --           8,228,914                 --
                                                           -----------         -----------          ----------         ----------
   Net increase in net assets resulting
     from capital share transactions                           947,851           2,046,129           7,088,244            514,264
                                                           -----------         -----------          ----------         ----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
FROM NET REALIZED GAINS                                     (1,562,741)         (2,517,247)                 --                 --
                                                           -----------         -----------          ----------         ----------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
FROM NET REALIZED GAINS                                       (144,695)           (231,425)                 --                 --
                                                           -----------         -----------          ----------         ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                               (295,141)           (540,663)          6,690,752            203,033
                                                           -----------         -----------          ----------         ----------
NET ASSETS:
   Beginning of period                                      15,698,423          16,239,086           2,732,662          2,529,629
                                                           -----------         -----------          ----------         ----------
   End of period                                           $15,403,282         $15,698,423          $9,423,414         $2,732,662
                                                           -----------         -----------          ----------         ----------
                                                           -----------         -----------          ----------         ----------

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                             SIX MONTHS
                                               ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            MAY 31, '02    NOV. 30 '01    NOV. 30, '00   NOV. 30, '99   NOV. 30, '98   NOV. 30, '97
                                            -----------    -----------    ------------   ------------   ------------   ------------
                                            (UNAUDITED)
Net asset value, beginning
  of period                                    $18.58         $21.75         $19.60         $16.73         $19.84         $16.57
                                               ------         ------         ------         ------         ------         ------
Income from investment  operations:
     Net investment loss(1)<F9>                 (0.13)         (0.24)         (0.28)         (0.27)         (0.18)         (0.22)
     Net realized and unrealized
       gains (losses) on investments             0.71           0.75           2.43           3.18          (1.67)          4.58
                                               ------         ------         ------         ------         ------         ------
Total from investment operations                 0.58           0.51           2.15           2.91          (1.85)          4.36
                                               ------         ------         ------         ------         ------         ------
Less distributions:
     Distributions from net realized gains      (2.02)         (3.68)            --          (0.04)         (1.26)         (1.09)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $17.14         $18.58         $21.75         $19.60         $16.73         $19.84
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total Return(2)<F10>                            2.98%(4)       0.78%         10.97%         17.41%        (9.82)%         27.99%
                                                     <F12>

Supplemental data and ratios:
Net assets, end of period                 $14,185,241    $14,419,175    $14,908,546    $14,001,255    $13,215,299    $11,758,733
Ratio of expenses to
  average net assets:
     Before expense waiver                      2.23%(5)       2.15%          2.09%          2.50%          2.65%          2.87%
                                                     <F13>
     After expense waiver                       2.00%(5)       2.00%          2.00%          2.00%          1.89%          2.00%
                                                     <F13>
Ratio of net investment loss
  to average net assets:
     Before expense waiver                    (1.67)%(5)     (1.40)%        (1.22)%        (1.98)%        (1.89)%        (2.21)%
                                                     <F13>
     After expense waiver                     (1.44)%(5)     (1.25)%        (1.13)%        (1.48)%        (1.13)%        (1.34)%
                                                     <F13>
Portfolio turnover rate(3)<F11>                   17%            40%            46%            64%            57%            55%

 (1)<F9> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(2)<F10>   The total return calculation does not reflect the 4.25% sales load.
(3)<F11> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)<F12>   Not annualized.
(5)<F13>   Annualized.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                                                                                                       NINE MONTHS
                                             SIX MONTHS                                                                   ENDED
                                               ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED  NOV. 30, '97(1)
                                            MAY 31, '02    NOV. 30, '01   NOV. 30, '00   NOV. 30, '99   NOV. 30, '98           <F14>
                                            -----------    ------------   ------------   ------------   ------------ ---------------
                                            (UNAUDITED)
Net asset value, beginning
  of period                                    $17.88         $21.18         $19.24         $16.54         $19.75         $16.20
                                               ------         ------         ------         ------         ------         ------
Income from investment operations:
    Net investment loss                         (0.18)(2)      (0.38)(2)      (0.48)(2)      (0.46)(2)      (0.34)(3)      (0.13)(2)
                                                     <F15>          <F15>          <F15>          <F15>          <F16>         <F15>
    Net realized and unrealized
      gains (losses) on investments              0.67           0.76           2.42           3.20          (1.61)          3.68
                                               ------         ------         ------         ------         ------         ------
Total from investment operations                 0.49           0.38           1.94           2.74          (1.95)          3.55
                                               ------         ------         ------         ------         ------         ------
Less distributions:
    Distributions from capital gains            (2.02)         (3.68)            --          (0.04)         (1.26)            --
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $16.35         $17.88         $21.18         $19.24         $16.54         $19.75
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total Return                                    2.60%(4)       0.09%         10.08%         16.58%       (10.40)%         21.91%(4)
                                                     <F17>                                                                    <F17>

Supplemental data and ratios:
Net assets, end of period                  $1,218,041     $1,279,248     $1,330,540     $1,497,642     $1,255,930       $334,836
Ratio of expenses to
  average net assets:
    Before expense waiver                       2.98%(5)       2.90%          2.84%          3.25%          3.39%          3.63%(5)
                                                    <F18>                                                                     <F18>
    After expense waiver                        2.75%(5)       2.75%          2.75%          2.75%          2.63%          2.80%(5)
                                                    <F18>                                                                     <F18>
Ratio of net investment loss
  to average net assets:
    Before expense waiver                     (2.42)%(5)     (2.15)%        (1.97)%        (2.73)%        (2.63)%        (3.01)%(5)
                                                    <F18>                                                                     <F18>
    After expense waiver                      (2.19)%(5)     (2.00)%        (1.88)%        (2.23)%        (1.87)%        (2.18)%(5)
                                                    <F18>                                                                     <F18>
Portfolio turnover rate(6)<F19>                   17%            40%            46%            64%            57%            55%

(1)<F14> Effective March 1, 1997, the Fund offered a second class of shares, Class C.
(2)<F15> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F16> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(4)<F17>   Not annualized.
(5)<F18>   Annualized.
(6)<F19> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND -- CLASS A
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                                       SIX MONTHS                                             MARCH 1, '99(1)<F20>
                                                         ENDED             YEAR ENDED          YEAR ENDED           THROUGH
                                                      MAY 31, '02         NOV. 30, '01        NOV. 30, '00        NOV. 30, '99
                                                      ------------        ------------        ------------        ------------
                                                      (UNAUDITED)
Net asset value, beginning of period                     $12.41              $13.89              $12.45              $12.00
                                                         ------              ------              ------              ------
Income from investment operations:
    Net investment loss(2)<F21>                           (0.05)              (0.07)              (0.09)              (0.05)
    Net realized and unrealized
      gains (losses) on investments                       (0.57)              (1.41)               1.53                0.50
                                                         ------              ------              ------              ------
Total from investment operations                          (0.62)              (1.48)               1.44                0.45
                                                         ------              ------              ------              ------
Net asset value, end of period                           $11.79              $12.41              $13.89              $12.45
                                                         ------              ------              ------              ------
                                                         ------              ------              ------              ------
Total Return(4)<F23>                                    (5.00)%(3)         (10.66)%              11.57%               3.75%(3)
                                                              <F22>                                                       <F22>

Supplemental data and ratios:
Net assets, end of period                            $9,423,414          $2,732,662          $2,529,629          $1,855,483
Ratio of expenses to
  average net assets:
    Before expense waiver                                 2.63%(5)            5.24%               4.72%               7.80%(5)
                                                              <F24>                                                       <F24>
    After expense waiver                                  2.00%(5)            2.00%               2.00%               2.00%(5)
                                                              <F24>                                                       <F24>
Ratio of net investment loss
  to average net assets:
    Before expense waiver                               (1.64)%(5)          (3.84)%             (3.40)%             (6.38)%(5)
                                                              <F24>                                                       <F24>
    After expense waiver                                (1.01)%(5)          (0.60)%             (0.68)%             (0.58)%(5)
                                                              <F24>                                                       <F24>
Portfolio turnover rate                                     86%(6)<F25>         19%                 25%                 52%

(1)<F20>   Commencement of operations.
(2)<F21> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F22>   Not annualized.
(4)<F23>   The total return calculation does not reflect the 4.25% sales load.
(5)<F24>   Annualized.
(6)<F25> The higher turnover rate is due to the repositioning of assets acquired in the merger with the Universal Growth Fund. Subsequent to the repositioning, the Advisor has managed and expects to continue to manage the portfolio with historically lower turnover rates.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2002 (UNAUDITED)

1. ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of portfolios: the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (the "Funds"). Each Fund's investment objective is capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 1, 1999 (Oak Ridge Large Cap Equity Fund).

The Funds have authorized two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price, or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing Rule 12b-1 expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Effective December 7, 1999 and until further notice, the Oak Ridge Large Cap Equity Fund discontinued issuing Class C shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

c) Distributions to Shareholders -- The Funds pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

3. FUND MERGER

On January 31, 2002, all of the assets and liabilities of the Universal Growth Fund were merged into the Oak Ridge Large Cap Equity Fund (the "Merger"). The Merger was considered a tax-free exchange and no gain or loss was recognized by the shareholders of the Universal Growth Fund on the transfer of the assets into the Large Cap Equity Fund. The Large Cap Equity Fund retains the basis and holding periods of the assets transferred in from the Universal Growth Fund for tax purposes. The market value of investment assets on the day of transfer of $8,008,835 became the cost basis of those assets for financial reporting purposes. On the same day the tax basis of the securities was $2,241,132 lower than their basis for financial reporting purposes. As of May 31, 2002, the tax basis of the remaining securities held by the Large Cap Equity Fund was $1,027,585 lower than their basis for financial reporting purposes.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

                                                            OAK RIDGE SMALL CAP EQUITY FUND
                                                                        CLASS A
                                              ----------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                    MAY 31, 2002                      NOV. 30, 2001
                                              -----------------------            -----------------------
                                               AMOUNT          SHARES             AMOUNT          SHARES
                                               ------          ------             ------          ------
     Shares sold                             $  225,102         13,172          $  779,958         39,973
     Shares issued to holders in
       reinvestment of dividends              1,492,353         85,866           2,398,618        117,063
     Shares redeemed                           (816,799)       (47,337)         (1,298,299)       (66,444)
                                             ----------        -------          ----------        -------
     Net increase                            $  900,656         51,701          $1,880,277         90,592
                                             ----------                         ----------
                                             ----------                         ----------
     SHARES OUTSTANDING:
        Beginning of Period                                    775,969                            685,377
                                                               -------                            -------
        End of Period                                          827,670                            775,969
                                                               -------                            -------
                                                               -------                            -------

                                                            OAK RIDGE SMALL CAP EQUITY FUND
                                                                        CLASS C
                                              ----------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                    MAY 31, 2002                      NOV. 30, 2001
                                              -----------------------            -----------------------
                                               AMOUNT          SHARES             AMOUNT          SHARES
                                               ------          ------             ------          ------
     Shares sold                             $   67,631          4,134          $  108,205          6,203
     Shares issued to holders in
       reinvestment of dividends                144,695          8,690             231,425         11,659
     Shares redeemed                           (165,131)        (9,886)           (173,778)        (9,123)
                                             ----------        -------          ----------        -------
     Net increase                                47,195          2,938          $  165,852          8,739
                                             ----------                         ----------
                                             ----------                         ----------
     Shares Outstanding:
        Beginning of Period                                     71,549                             62,810
                                                               -------                            -------
        End of Period                                           74,487                             71,549
                                                               -------                            -------
                                                               -------                            -------
     Total Net Increase                      $  947,851                         $2,046,129
                                             ----------                         ----------
                                             ----------                         ----------

                                                            OAK RIDGE LARGE CAP EQUITY FUND
                                                                        CLASS A
                                              ----------------------------------------------------------
                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                    MAY 31, 2002                      NOV. 30, 2001
                                              -----------------------            -----------------------
                                               AMOUNT          SHARES             AMOUNT          SHARES
                                               ------          ------             ------          ------
     Shares sold                             $   27,461          2,263            $518,392         38,363
     Shares redeemed                         (1,168,131)       (95,396)             (4,128)          (290)
     Shares issued in connection with
       acquisition of Universal Growth Fund   8,228,914        672,393                  --             --
                                             ----------        -------            --------        -------
     Net increase                            $7,088,244        579,260            $514,264         38,073
                                             ----------                           --------
                                             ----------                           --------
     Shares Outstanding:
        Beginning of Period                                    220,233                            182,160
                                                               -------                            -------
        End of Period                                          799,493                            220,233
                                                               -------                            -------
                                                               -------                            -------

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Oak Ridge Small Cap Equity Fund pays the Advisor an annual management fee, effective March 1, 1999 of 0.75% (prior to March 1, 1999, the fee was 1.00%) and the Oak Ridge Large Cap Equity Fund pays the Adviser an annual fee of 0.60% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

For the six months ended May 31, 2002, the Adviser agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares did not exceed 2.00% of the class' average daily net assets and (ii) Class C shares did not exceed 2.75% of the class' average daily net assets. The Adviser has agreed to extend these caps on the Funds' operating expenses through March 31, 2003. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement, any Fund expenses waived or reimbursed after March 1, 1999 may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                 OAK RIDGE SMALL         OAK RIDGE LARGE
       YEAR OF EXPIRATION        CAP EQUITY FUND         CAP EQUITY FUND
       ------------------        ---------------         ---------------
       November 30, 2002             $53,135                 $75,906
       November 30, 2003             $16,016                 $63,272
       November 30, 2004             $24,053                 $87,637

For the six months ended May 31, 2002, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $5,060 and $13,026, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges on Class A shares of $1,212 for the Oak Ridge Small Cap Equity Fund and $342 for the Oak Ridge Large Cap Equity Fund.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the six months ended May 31, 2002 were $2,326,939 and $3,231,710, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the six months ended May 31, 2002 were $5,994,212 and $5,290,965, respectively. There were no purchases or sales of long-term U.S. Government securities.

At May 31, 2002, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                COST          APPRECIATION       (DEPRECIATION)       NET APPRECIATION
                                            -----------       ------------       --------------       ----------------
     Oak Ridge Small Cap Equity Fund        $12,351,098        $3,546,069          $(447,646)            $3,098,423
     Oak Ridge Large Cap Equity Fund          8,644,258         1,398,835           (603,781)               795,054

Each Fund's basis in investments is the same for tax and financial reporting purposes. At November 30, 2001, the Oak Ridge Large Cap Equity Fund had a capital loss carryforward of $170,249, of which $69,611 expires in 2007 and $100,638 expires in 2009. To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.

7. DISTRIBUTION PLAN

The Funds have adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Funds attributable to the Class A shares, for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee at an annual rate of 0.75% of the average daily net assets of the Funds attributable to the Class C shares, and (ii) a service fee for personal services provided to shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Funds attributable to Class C shares. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the six months ended May 31, 2002 were $17,955 and $9,279, respectively. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund Class C shares for the six months ended May 31, 2002 were $4,587. Service fees for the Oak Ridge Small Cap Equity Fund Class C shares for the six months ended May 31, 2002 were $1,529.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----
Letter to Shareholders                                               1
Schedule of Investments                                              4
Statements of Assets and Liabilities                                 8
Statements of Operations                                             9
Statements of Changes in Net Assets                                 10
Financial Highlights                                                11
Notes to the Financial Statements                                   14

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.